Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Collaboration revenue	$ 188		$ 312
Product revenue	238	27	460		10
Total revenue	426	27	772		10
Operating expenses:
Cost of product revenue	56	9	91		7
Research and development	4,719	4,958	18,880	10,517	11,540
Selling and marketing	870	310	1,982	625	657
General and administrative	1,894	1,575	6,913	1,761	1,477
Total operating expenses	7,539	6,852	27,866	12,903	13,681
Loss from operations	(7,113)	(6,825)	(27,094)	(12,903)	(13,671)
Other income (expense):
Interest income	40	1	7	13	4
Interest expense	(505)	(43)	(1,119)	(441)	(377)
Other income (expense), net		(141)	(442)	14	(49)
Total other expense, net	(465)	(183)	(1,554)	(414)	(422)
Net loss and comprehensive loss	(7,578)	(7,008)	(28,648)	(13,317)	(14,093)
Accretion of redeemable convertible preferred stock to redemption value		(6)	(11)	(27)	(35)
Net loss attributable to common stockholders	$ (7,578)	$ (7,014)	$ (28,659)	$ (13,344)	$ (14,128)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.35)	$ (2.45)	$ (2.69)	$ (5.11)	$ (5.60)
Weighted average common shares outstanding, basic and diluted	21,362,731	2,859,752	10,652,865	2,609,020	2,522,564